Related Party Transactions - Disclosure of compensation for directors, officers and key management personnel (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions Abstract
Salaries and Benefits	$ 137,571	$ 133,652	$ 415,219	$ 422,609
Consulting fees	141,250	129,560	423,750	400,373
Non-cash Options Vested	79,283	127,231	576,751	833,011
Total	$ 358,104	$ 390,443	$ 1,415,720	$ 1,655,993